Overall Contribution by Giant Network, VIE, and Its Subsidiaries as well as Company and Other Entities within Group to Group's Total Net Income and Total Comprehensive Income (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 GIANT INTERACTIVE GROUP, INC. CNY	Dec. 31, 2011 GIANT INTERACTIVE GROUP, INC. CNY
Comprehensive Income (Loss) [Line Items]
Net income (loss) attributable to the Company's shareholders	$ 159,503,058	993,720,006	879,966,874	811,187,833	1,778,254,022	1,515,790,079	(784,534,016)	(635,823,205)
Other comprehensive loss		32,505,955	(100,725,366)				32,505,955	(100,725,366)
Comprehensive income	$ 164,720,623	1,026,225,961	779,241,508	723,453,542